Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) distribution	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Eligible compensation percentage	75.00%
Undistributed participant account balances transferred into the Plan	$ 0	$ 3,319,000
Forfeitures used to offset Employer contributions	784,000	1,347,000
Forfeited accounts used to decrease expenses	0	70,000
Forfeited amounts to offset contibutions	$ 25,000	123,000
Maximum borrowing percentage for not receivable	50.00%
Note receivable from participant maximum borrowing amount	$ 50,000
Maximum borrowing term for residence	60 months
Maximum borrowing term	30 years
Basis spread on variable rate	1.00%
Involuntary cash-out limit	$ 1,000
Vested balance minimum to not be distributed	$ 7,000
Number of distributions former employees may elect to receive in any given Plan year | distribution	2
Investments, at fair value	$ 5,931,416,000	5,366,221,000
Minimum
EBP, Description of Plan [Line Items]
Automatic IRA rollover amount	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	4.00%
Automatic IRA rollover amount	$ 7,000
SAIC common stock
EBP, Description of Plan [Line Items]
Eligible compensation percentage	50.00%
Investments, at fair value	$ 89,951,000	108,969,000
Dividends earned	$ 1,381,000	$ 1,491,000